NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation expenses
Incremental compensation expenses	$ 2,317	$ 3,196	$ 2,518
Fulfillment
Share-based compensation expenses
Incremental compensation expenses	211	185	46
Selling and marketing
Share-based compensation expenses
Incremental compensation expenses	458	580	231
General and administrative
Share-based compensation expenses
Incremental compensation expenses	$ 1,648	$ 2,431	$ 2,241